Stock Compensation Expense and Warrants (Details) - Schedule of stock-based compensation expense - FaZe Clan Inc. [Member] - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Stock Compensation Expense and Warrants (Details) - Schedule of stock-based compensation expense [Line Items]
Stock Options	$ 653			$ 52
Series A Preferred Stock				2,546
Common Stock Warrants – Employees				54
Common Stock Warrants – Non-Employee		20	20
Total Stock–Based Compensation Expense	$ 655	$ 20	$ 20	$ 2,652